Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A [Member]
Proceeds from issuance of Class A common shares, net of offering costs	$ 0.0	$ 0.0	$ 4.8